Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
	May 21, 2012
(PIMCO Short Asset Investment Fund - Institutional) | Administrative Class
Operating Expenses:
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Fee Waiver and Expense Reimbursement	(0.12%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.49%
(PIMCO Short Asset Investment Fund - Institutional) | Class D
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Fee Waiver and Expense Reimbursement	(0.12%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.59%
(PIMCO Short Asset Investment Fund - Institutional) | Institutional Class
Operating Expenses:
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Fee Waiver and Expense Reimbursement	(0.12%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.24%
(PIMCO Short Asset Investment Fund - Institutional) | Class P
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Fee Waiver and Expense Reimbursement	(0.12%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.34%
(PIMCO Short Asset Investment Fund - Retail) | Class A
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Fee Waiver and Expense Reimbursement	(0.12%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.59%
(PIMCO Short Asset Investment Fund - Retail) | Class C
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.55%
Other Expenses	0.02%	[1]
Fee Waiver and Expense Reimbursement	(0.12%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.89%
(PIMCO Short Asset Investment Fund - Retail) | Class R
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.02%	[1]
Fee Waiver and Expense Reimbursement	(0.12%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.84%

[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	PIMCO has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[3]	PIMCO has contractually agreed, through July 31, 2013, to reduce its advisory fee by 0.10% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[4]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.